Loss per share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Loss per share
13.	Loss per share

Basic (loss)/earnings per share is computed using the weighted-average number of outstanding shares during the year. Diluted loss per share is computed using the weighted-average number of outstanding shares and excludes all potential shares outstanding during the year, as their inclusion would be anti-dilutive. The Group’s potential shares consist of incremental shares issuable upon the assumed exercise of share options and warrants, the incremental shares issuable upon the assumed vesting of unvested share awards, potential shares issuable on the conversion of the convertible loan notes and potential shares issuable on the conversion of certain put-call options. The calculation of basic (loss)/earnings per share and diluted loss per share is as follows (in thousands):

	2019 (1)	2020 (1)	2021
In $ thousands, except share and per share data
Diluted (loss)/income
(Loss)/profit after tax attributable to equity holders of the parent:
Used in calculating basic (loss)/earnings per share	$(405,109)	$(3,333,171)	$1,466,487
Adjustments:
Convertible note interest	-	-	67,638
Gain on items held at fair value and remeasurements	-	-	(2,041,013)
Loss after tax attributable to equity holders of the parent used in calculating diluted loss per share	$(405,109)	$(3,333,171)	$(506,888)

Weighted average number of basic shares	318,843,239	343,829,481	364,696,712
Dilutive securities:
Options	-	-	20,257,787
Restricted Stock Units (RSUs)	-	-	8,014,788
Other awards	-	-	1,200,105
Acquisition related deferred shares			180,369
February 2020 notes	-	-	14,216,896
May 2020 notes	-	-	24,794,680
November 2020 notes	-	-	18,583,620
Chalhoub liability	-	-	3,984,014
Farfetch China Holdings Ltd liability	-	-	16,429,024
Weighted average number of dilutive shares	318,843,239	343,829,481	472,357,995

(Loss)/earnings per share attributable to equity holders of the parent:
Basic	$(1.27)	$(9.69)	$4.02
Diluted	$(1.27)	$(9.69)	$(1.07)

(1) Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.

Potential ordinary shares excluded from Diluted earnings per share as their conversion would have an antidilutive effect are as follows (in thousands):

	2019	2020	2021
Convertible Notes	-	63,758	-
Employee options & RSU's	9,105	40,890	1,114
Contingent consideration	-	-	136
Put Call options	-	-	3,786

In the year ended December 31, 2019, all warrants above were exercised.

Refer to Note 9, Items held at fair value and remeasurements for further detail on the Put Call options and Convertible Notes included above.